Commitments and Contingencies - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 Agreement	Dec. 31, 2012	Dec. 31, 2011	May 31, 2012	Mar. 09, 2010	Jul. 01, 2004
Commitments And Contingencies Disclosure [Abstract]
Rent expense, net of sublease income	$ 141	$ 145	$ 140
Sublease rental income	6	5	5
Total outstanding letters of credit	634	504
Outstanding letters of credit	1	1
Number of existing real estate lease agreements	2
Real estate lease agreements, expiry date	Aug. 31, 2015
Purchase price of property on or before expiration date	28
Residual guarantee amount	23
Maximum amount of supplemental rent payment	5
Aggregate residual guarantee amounts	23
Term for operating lease agreements (in years)	15 years
Fair market value of simulator systems, Minimum	7
Fair market value of simulator systems, Maximum	21
Additional rent to be paid for simulator systems after expiration date	7
Kalitta Air damages, minimum	235
Pre-judgment interest in Kalitta Air damages, minimum	240
Total damages sought						315
Punitive damages sought						150
Compensatory damages				$ 48.0	$ 6.7